`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     July 8, 2009

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	168,851

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      436    17536 SH       Sole                                      17536
Abbott Laboratories            COM              002824100     3013    64058 SH       Sole                                      64058
Advantage Energy Incom Tr Unit COM              00762L101      162    38440 SH       Sole                                      38440
Altria Group Inc               COM              02209S103      272    16584 SH       Sole                                      16584
Amgen Inc                      COM              031162100     1621    30617 SH       Sole                                      30617
Apple Computers                COM              037833100      220     1548 SH       Sole                                       1548
BB&T Corp Com                  COM              054937107      214     9748 SH       Sole                                       9748
Bank Of America Corp New       COM              060505104      202    15306 SH       Sole                                      15306
Berkshire Hathaway Inc Del Cl  COM              084670108     1620       18 SH       Sole                                         18
Berkshire Hathaway Inc Del Cl  COM              084670207    12895     4453 SH       Sole                                       4453
Bristol Myers Squibb           COM              110122108      309    15199 SH       Sole                                      15199
Brown Foreman                  COM              115637209     3185    74112 SH       Sole                                      74112
Campbell Str Alloc Lp Unit L P COM              134441104      221       92 SH       Sole                                         92
ChevronTexaco Corp Com         COM              166764100     8968   135365 SH       Sole                                     135365
Coca-Cola                      COM              191216100     4737    98700 SH       Sole                                      98700
Colgate Palmolive              COM              194162103     5057    71489 SH       Sole                                      71489
ConocoPhillips Com             COM              20825C104     4472   106320 SH       Sole                                     106320
Dell Computer                  COM              24702R101     1154    84047 SH       Sole                                      84047
Diageo P L C Spnsrd Adr New    COM              25243Q205     4228    73850 SH       Sole                                      73850
Duke Energy Corp               COM              26441c105      279    19156 SH       Sole                                      19156
Exxon Mobil Corp Com           COM              30231G102    17377   248557 SH       Sole                                     248557
Genea Energy                   COM              36873Z100      100    71429 SH       Sole                                      71429
General Electric Co            COM              369604103      156    13334 SH       Sole                                      13334
Hershey Foods Corp Com         COM              427866108     3124    86770 SH       Sole                                      86770
Home Depot                     COM              437076102     2695   114041 SH       Sole                                     114041
Hugoton Rty Tr Tex Unit Ben In COM              444717102      175    12105 SH       Sole                                      12105
International Pwr Grou Com     COM              46018A100        0    11525 SH       Sole                                      11525
J P Morgan Chase & Co          COM              46625H100     1883    55215 SH       Sole                                      55215
Johnson & Johnson              COM              478160104    10250   180460 SH       Sole                                     180460
Kinder Morgan Mgmt Llc Shs     COM              49455U100     5694   126062 SH       Sole                                     126062
Lowes Cos Inc Com              COM              548661107      892    45943 SH       Sole                                      45943
Mcdonalds                      COM              580135101     3888    67631 SH       Sole                                      67631
Mcgraw Hill Inc Com            COM              580645109     4408   146407 SH       Sole                                     146407
Microsoft                      COM              594918104     4237   178236 SH       Sole                                     178236
Nasdaq 100 Tr Unit Ser 1       COM              73935A104     1160    31892 SH       Sole                                      31892
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
Nokia Corp Sponsored Adr       COM              654902204     1756   120434 SH       Sole                                     120434
North European Oil Royalty Tru COM              659310106      255     7775 SH       Sole                                       7775
Oracle Corp Com                COM              68389X105     4589   214249 SH       Sole                                     214249
Penn West Energy Tr Tr Unit    COM              707885109      146    11444 SH       Sole                                      11444
Pepsico                        COM              713448108     3905    71056 SH       Sole                                      71056
Pfizer                         COM              717081103     5678   378564 SH       Sole                                     378564
Philip Morris Intl Inc Com     COM              718172109     5628   129026 SH       Sole                                     129026
Proctor & Gamble               COM              742718109     5541   108438 SH       Sole                                     108438
Proshares Tr Ultra S&P 500     COM              74347R107     1248    47755 SH       Sole                                      47755
Provident Energy Tr Unit       COM              74386K104      745   151505 SH       Sole                                     151505
Sanofi-Aventis Sponsored ADR   COM              80105N105     4468   151496 SH       Sole                                     151496
US Bancorp Del Com New         COM              902973304     1805   100699 SH       Sole                                     100699
Vanguard Intl Eqty Idx Emr Mkt COM              922042858     3003    94383 SH       Sole                                      94383
Vanguard Sector Index Fds Vang COM              92204A207     2728    47301 SH       Sole                                      47301
Verizon Communications Com     COM              92343V104      302     9818 SH       Sole                                       9818
Wal-Mart Stores Inc            COM              931142103      391     8076 SH       Sole                                       8076
Walgreens, Inc.                COM              931422109     1275    43378 SH       Sole                                      43378
Wells Fargo & Co Del Com       COM              949746101     2434   100311 SH       Sole                                     100311
iShares Tr Msci Emerg Mkt      COM              464287234      426    13210 SH       Sole                                      13210
iShares Tr Msci Val Idx        COM              464288877      331     7840 SH       Sole                                       7840
iShares Tr S&P Gbl Energy      COM              464287341    12259   399318 SH       Sole                                     399318
iShares Tr S&P Smlcp Value     COM              464287879      634    13468 SH       Sole                                      13468
